Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 3,844,761	[1]	€ 3,953,767
Additions	16,422,858		577,660
Depreciation for the year	(1,761,478)		(680,882)
Translation differences	(2,198)		(5,784)
Ending balance	18,503,943		3,844,761	[1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,977,139		3,449,947
Additions	15,060,329
Depreciation for the year	(1,216,056)		(467,024)
Translation differences	(2,198)		(5,784)
Ending balance	16,819,214		2,977,139
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	429,102		125,923
Additions	859,964		406,486
Depreciation for the year	(323,306)		(103,307)
Translation differences	0
Ending balance	965,760		429,102
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	438,520		377,897
Additions	502,565		171,174
Depreciation for the year	(222,116)		(110,551)
Translation differences	0
Ending balance	€ 718,969		€ 438,520

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.